Share-based compensation - Summary of Stock Option Transactions (Detail) - Share Compensation Plan [Member] $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CAD ($) $ / shares shares	Dec. 31, 2019 CAD ($) $ / shares $ / shares shares	Dec. 31, 2018 CAD ($) $ / shares shares	Dec. 31, 2017 CAD ($) $ / shares shares	Dec. 31, 2016 CAD ($) $ / shares shares	Dec. 31, 2019 $ / shares
Outstanding beginning balance, Number	3,519,874		2,892,057	2,001,557
Options granted, Number	1,615,000		1,082,000	1,242,500
Options exercised, Number	(62,500)		(267,000)	(324,000)
Options forfeited, Number	(1,000)		(30,183)	(20,000)
Options expired, Number	(375,174)		(157,000)	(8,000)
Outstanding ending balance, Number	4,696,200		3,519,874	2,892,057	2,001,557
Exercisable, Number	3,350,514	3,350,514
Outstanding beginning balance, Weighted average exercise price | $ / shares	$ 5.04		$ 5.52	$ 5.82
Options granted, Weighted average exercise price | $ / shares	4.97		2.76	4.16
Options exercised, Weighted average exercise price | $ / shares	4.01		1.66	2.16
Options forfeited, Weighted average exercise price | $ / shares	4.49		7.27	5.10
Options expired, Weighted average exercise price | $ / shares	7.30		4.88	1.70
Outstanding ending balance, Weighted average exercise price | (per share)	4.81	$ 4.81	$ 5.04	$ 5.52	$ 5.82
Exercisable, Weighted average exercise price | (per share)	$ 4.86	$ 4.86				$ 4.86
Options Outstanding, Weighted average remaining contractual life	2 years 8 months 1 day		3 years 25 days	3 years 25 days	2 years 8 months 19 days
Exercisable, Weighted average remaining contractual life (years)	2 years 1 month 9 days
Outstanding beginning balance, Aggregate intrinsic value | $	$ 820		$ 69	$ 1,110
Outstanding ending balance, Aggregate intrinsic value | $	0		$ 820	$ 69	$ 1,110
Exercisable, Aggregate intrinsic value | $	$ 0	$ 0